Advances for Vessels Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Advances For Vessels Acquisitions [Abstract]
Advances for Vessels Acquisitions
	December 31, 2012	December 31, 2013

Pre-delivery Yard installments	$ -	$ 66,780
Capitalized interest and finance costs	-	633
Other capitalized costs (Note 3)	-	519.0
Total	$ -	$ 67,932